Note 20 - Cash and cash equivalents and other investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at banks	$ 290,901	$ 370,487
Liquidity funds	355,044	223,424
Short-term investments	29,311	1,043,910
Total cash and cash equivalents	675,256	1,637,821	$ 1,091,527
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	722,328	896,166
Bonds and other fixed income	1,273,673	834,281
Fund investments	376,998	239,184
Other investments	2,372,999	1,969,631
Other investments - non-current
Bonds and other fixed income	857,959	398,220
Fixed income (time-deposit, zero coupon bonds, commercial papers)	140,292
Others	7,049	7,411
Other investments	$ 1,005,300	$ 405,631